Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information	Segment Information
Basis for Segmentation
The Directors are the Group’s strategic decision-makers. The Group’s operating segments are reported based on the financial information provided to the Directors periodically for the purposes of allocating resources and assessing performance. The Group has determined that each entity is representative of a single operating segment as the Directors monitor the financial results at this level. When identifying the reportable segments the Group has determined that it is appropriate to aggregate multiple operating segments into a single reportable segment given the high level of operational and financial similarities across the entities.
The Group has identified multiple reportable segments as presented below. There was no change to reportable segments in 2022, except for the transfer of Sonde Health, Inc. to the Non-Controlled Founded Entities segment due to the deconsolidation of Sonde Health, Inc (Sonde) on May 25, 2022.
The Non-Controlled Founded Entities segment includes Sonde Health, Inc. which was deconsolidated on May 25, 2022. Segment results incorporate the operational results of Sonde Health, Inc. to the date of deconsolidation. Following the date of deconsolidation, the Company accounts for its investment in Sonde Health, Inc. at the parent level, and therefore the results associated with investment activity following the date of deconsolidation (including the Group's share in Sonde losses) is included in the Parent Company and Other section.
The Company has revised in these financial statements the prior year financial information to conform to the presentation as of and for the year ending December 31, 2022 to include Sonde in the Non-Controlled Founded Entities segment. The change in segments reflects how the Company’s Board of Directors reviews the Group’s results, allocates resources and assesses performance of the Group at this time.
Virtually all of the revenue and profit generating activities of the Group are generated within the United States and accordingly, no geographical disclosures are provided.
Internal
The Internal segment (the “Internal segment”), is advancing Wholly Owned Programs which are focused on treatments for patients with devastating diseases. The Internal segment is comprised of the technologies that are wholly owned and will be advanced through either PureTech Health funding or non-dilutive sources of financing in the near-term. The operational management of the Internal segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development. As of December 31, 2022, this segment included PureTech LYT, PureTech LYT-100 and Alivio Therapeutics, Inc.
Controlled Founded Entities
The Controlled Founded Entity segment (the “Controlled Founded Entity segment”) is comprised of the Group’s subsidiaries that are currently consolidated operational subsidiaries that either have, or have plans to hire, independent management teams and currently have already raised third-party dilutive capital. These subsidiaries have active research and development programs and either have entered into or plan to seek an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the company. As of December 31, 2022, this segment included Entrega Inc., Follica Incorporated, and Vedanta Biosciences, Inc.
Non-Controlled Founded Entities
The Non-Controlled Founded Entities segment (the “Non-Controlled Founded Entities segment”) is comprised of the entities in respect of which PureTech Health no longer has control over the entity. Upon deconsolidation of an entity the segment disclosure is restated to reflect the change on a retrospective basis, as this constitutes a change in the composition of its reportable segments. The Non-Controlled Founded Entities segment includes Sonde Health Inc. which was deconsolidated on May 25, 2022.
The Non-Controlled Founded Entities segment incorporates the operational results of the aforementioned entity to the date of deconsolidation. Following the date of deconsolidation, the Company accounts for its investment in each entity at the parent level, and therefore the results associated with investment activity (including the recognition of equity method income/ (losses)) following the date of deconsolidation is included in the Parent Company and Other section.
Parent Company and Other
Parent Company and Other includes activities that are not directly attributable to the operating segments, such as the activities of the Parent, corporate support functions and certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. Intercompany transactions between segments consist primarily of management fees charged from the Parent Company to the other segments. This section also captures the accounting for the Company’s holdings in entities for which control has been lost, which is inclusive of the following items: gain on deconsolidation, gain or loss on investments held at fair value, realized loss on sale of investments, the share of net income/ (loss) of associates accounted for using the equity method, gain on dilution of ownership interest in associate, impairment of investment in associate. As of December 31, 2022, this segment included PureTech Health plc, PureTech Health LLC, PureTech Management, Inc., PureTech Securities Corp. and PureTech Securities II Corp., as well as certain other dormant, inactive and shell entities.
Information About Reportable Segments:

	2022
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	—	1,500	81	509	2,090
Grant revenue	2,826	10,702	—	—	13,528
Total revenue	2,826	12,202	81	509	15,618
General and administrative expenses	(8,301)	(16,462)	(1,296)	(34,933)	(60,991)
Research and development expenses	(116,054)	(34,668)	(826)	(885)	(152,433)
Total operating expense	(124,355)	(51,130)	(2,122)	(35,817)	(213,425)
Other income/(expense):
Gain on deconsolidation of subsidiary	—	—	—	27,251	27,251
Gain/(loss) on investment held at fair value	—	—	—	(32,060)	(32,060)
Realized loss on sale of investments	—	—	—	(29,303)	(29,303)
Other income/(expense)	(204)	(3)	—	8,338	8,131
Total other income/(expense)	(204)	(3)	—	(25,775)	(25,981)
Net finance income/(costs)	615	138,006	(3,045)	3,348	138,924
Share of net income/(loss) of associates accounted for using the equity method	—	—	—	(27,749)	(27,749)
Gain on dilution of ownership interest in associate	—	—	—	28,220	28,220
Impairment of investment in associate	—	—	—	(8,390)	(8,390)
Income/(loss) before taxes	(121,118)	99,075	(5,085)	(65,655)	(92,783)
Income/(loss) before taxes pre IFRS 9 fair value accounting, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(114,255)	(32,468)	(2,079)	(57,452)	(206,254)
Finance income/(costs) – IFRS 9 fair value accounting	—	140,056	(2,993)	—	137,063
Share-based payment expense	(5,136)	(4,703)	(8)	(4,852)	(14,699)
Depreciation of tangible assets	(1,727)	(2,526)	(4)	(1,588)	(5,845)
Amortization of ROU assets	—	(1,283)	—	(1,764)	(3,047)
Amortization of intangible assets	—	—	(1)	—	(1)
Taxation	—	—	—	55,719	55,719
Income/(loss) for the year	(121,118)	99,075	(5,085)	(9,936)	(37,065)
Other comprehensive income/(loss)	—	—	—	(379)	(379)
Total comprehensive income/(loss) for the year	(121,118)	99,075	(5,085)	(10,316)	(37,444)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(121,118)	85,471	(4,755)	(10,331)	(50,733)
Non-controlling interests	—	13,604	(330)	15	13,290
	December 31, 2022 $000s
Consolidated Statements of Financial Position:
Total assets	51,599	35,341	—	615,707	702,647
Total liabilities[1]	271,186	76,635	—	(192,763)	155,057
Net assets/(liabilities)	(219,587)	(41,294)	—	808,470	547,589
1    Parent Company and Other Includes eliminations of intercompany liabilities between the Parent Company and the reportable segments in the amount of $255.5 million.

	2021
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	8,129	1,500	115	235	9,979
Grant revenue	1,253	6,156	—	—	7,409
Total revenue	9,382	7,656	115	235	17,388
General and administrative expenses	(8,673)	(17,504)	(3,225)	(27,797)	(57,199)
Research and development expenses	(65,444)	(40,667)	(3,116)	(1,244)	(110,471)
Total Operating expenses	(74,118)	(58,171)	(6,341)	(29,041)	(167,671)
Other income/(expense):
Gain/(loss) on investment held at fair value	—	—	—	179,316	179,316
Realized loss on sale of investments	—	—	—	(20,925)	(20,925)
Other income/(expense)	—	70	—	1,523	1,593
Total other income/(expense)	(1)	70	—	159,914	159,983
Net finance income/(costs)	(16)	7,528	(784)	(1,679)	5,050
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(73,703)	(73,703)
Income/(loss) before taxes	(64,753)	(42,917)	(7,010)	55,727	(58,953)
(Loss)/income before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(60,368)	(44,335)	(6,248)	63,628	(47,323)
Finance income/(costs) – IFRS 9 fair value accounting	—	10,322	(716)	—	9,606
Share-based payment expense	(3,066)	(6,224)	(32)	(4,628)	(13,950)
Depreciation of tangible assets	(1,319)	(1,506)	(12)	(1,510)	(4,347)
Amortization of ROU assets	—	(1,174)	—	(1,764)	(2,938)
Amortization of intangible assets	—	—	(2)	—	(2)
Taxation	—	—	—	(3,756)	(3,756)
Income/(loss) for the year	(64,753)	(42,917)	(7,010)	51,971	(62,709)
Other comprehensive income/(loss)	—	—	—	—	—
Total comprehensive income/(loss) for the year	(64,753)	(42,917)	(7,010)	51,971	(62,709)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(64,657)	(41,283)	(6,574)	51,956	(60,558)
Non-controlling interests	(96)	(1,634)	(436)	15	(2,151)
	December 31, 2021 $000s
Consolidated Statements of Financial Position:
Total assets	125,726	64,508	1,765	754,007	946,006
Total liabilities[1]	228,789	209,212	19,645	(95,787)	361,859
Net (liabilities)/assets	(103,063)	(144,704)	(17,880)	849,794	584,147
1    Parent Company and Other Includes eliminations of intercompany liabilities between the Parent Company and the reportable segments in the amount of $233.3 million.

The proportion of net assets shown above that is attributable to non-controlling interest is disclosed in Note 18.

	2020
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Loss
Contract revenue	5,297	896	93	2,054	8,341
Grant revenue	1,563	1,864	—	—	3,427
Total revenue	6,860	2,760	93	2,054	11,768
General and administrative expenses	(3,482)	(10,752)	(2,939)	(32,267)	(49,440)
Research and development expenses	(45,346)	(33,152)	(3,128)	(234)	(81,859)
Total operating expense	(48,828)	(43,904)	(6,067)	(32,500)	(131,299)
Other income/(expense):
Gain/(loss) on investment held at fair value	—	—	—	232,674	232,674
Realized loss on sale of investments	—	—	—	(54,976)	(54,976)
Gain/(loss) on disposal of assets	(15)	(15)	—	—	(30)
Other income/(expense)	—	100	—	965	1,065
Other income/(expense)	(15)	85	—	178,662	178,732
Net finance income/(costs)	19	(4,352)	(852)	(930)	(6,115)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(34,117)	(34,117)
Income/(loss) before taxes	(41,964)	(45,410)	(6,826)	113,170	18,969
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(38,349)	(36,736)	(5,866)	121,644	40,694
Finance income/(costs) – IFRS 9 fair value accounting	—	(3,492)	(859)	—	(4,351)
Share-based payment expense	(2,762)	(2,469)	(83)	(5,405)	(10,718)
Depreciation of tangible assets	(854)	(1,528)	(17)	(1,547)	(3,945)
Amortization of ROU assets	—	(1,186)	—	(1,523)	(2,709)
Amortization of intangible assets	—	—	(1)	—	(1)
Taxation	—	(1)	—	(14,400)	(14,401)
Income/(loss) for the year	(41,964)	(45,411)	(6,826)	98,769	4,568
Other comprehensive income/(loss)	—	—	—	469	469
Total comprehensive income/(loss) for the year	(41,964)	(45,411)	(6,826)	99,238	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(41,773)	(44,506)	(6,519)	99,253	6,454
Non-controlling interests	(191)	(905)	(306)	(15)	(1,417)